Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 0.8	$ 0.1	$ 7.6
Accounts receivable	209.6	236.5	379.3
Inventory	26.6	44.5	46.6
Assets from price risk management activities	14.4	32.6	79.8
Prepaid expenses and other current assets	18.9	19.9	23.3
Total current assets	270.3	333.6	536.6
Property, plant and equipment	4,095.7	4,077.7	4,144.6
Less: accumulated depreciation and depletion	581.3	552.0	398.6
Property, plant and equipment, net	3,514.4	3,525.7	3,746.0
Intangible assets	959.3	959.3	1,123.7
Less: accumulated amortization	216.0	197.9	154.1
Intangible assets, net	743.3	761.4	969.6
Goodwill	975.8	1,085.5	2,234.6
Investment in unconsolidated affiliates	260.6	254.3	295.1
Other assets	3.0	3.1	3.3
Total assets	5,767.4	5,963.6	7,785.2
Current liabilities:
Accounts payable	116.5	141.4	235.0
Accrued expenses and other liabilities	94.6	103.3	150.1
Liabilities from price risk management activities	7.3	7.4	25.4
Current portion of long-term debt	0.9	0.9	0.8
Total current liabilities	219.3	253.0	411.3
Long-term debt, less current portion	2,530.8	2,501.8	2,014.5
Other long-term liabilities	44.1	43.3	38.3
Deferred income taxes	$ 0.6	$ 0.4	$ 0.7
Commitments and contingencies
Partners' capital
Crestwood Equity Partners LP partners' capital		$ 2,981.6	$ 4,701.0
Preferred units		0.0	447.7
Total company partners' capital	$ 2,787.0	2,981.6	5,148.7
Interest of non-controlling partners in subsidiaries	185.6	183.5	171.7
Total partners' capital	2,972.6	3,165.1	5,320.4
Total liabilities and partners' capital	5,767.4	5,963.6	7,785.2
Scenario, Previously Reported
Assets
Intangible assets		1,022.6
Less: accumulated amortization		220.3
Intangible assets, net		802.3
Total assets		6,004.5
Current liabilities:
Long-term debt, less current portion		2,542.7
Partners' capital
Total liabilities and partners' capital		6,004.5
Crestwood Equity Partners LP
Assets
Cash	1.1	0.5	8.8
Accounts receivable	209.6	236.5	379.6
Inventory	26.6	44.5	46.6
Assets from price risk management activities	14.4	32.6	79.8
Prepaid expenses and other current assets	20.7	21.7	23.3
Total current assets	272.4	335.8	538.1
Property, plant and equipment	3,765.7	3,747.7	4,273.9
Less: accumulated depreciation and depletion	462.7	436.9	380.1
Property, plant and equipment, net	3,303.0	3,310.8	3,893.8
Intangible assets	975.8	975.8	1,441.9
Less: accumulated amortization	225.6	206.6	210.6
Intangible assets, net	750.2	769.2	1,231.3
Goodwill	975.8	1,085.5	2,491.8
Investment in unconsolidated affiliates	260.6	254.3	295.1
Other assets	8.0	7.2	11.3
Total assets	5,570.0	5,762.8	8,461.4
Current liabilities:
Accounts payable	119.1	144.1	241.2
Accrued expenses and other liabilities	96.8	105.6	154.6
Liabilities from price risk management activities	7.3	7.4	25.4
Current portion of long-term debt	0.9	1.1	3.7
Total current liabilities	224.1	258.2	424.9
Long-term debt, less current portion	2,530.8	2,501.8	2,392.8
Other long-term liabilities	48.2	47.5	47.2
Deferred income taxes	$ 8.3	$ 8.4	$ 12.0
Commitments and contingencies
Partners' capital
Crestwood Equity Partners LP partners' capital	$ 2,035.6	$ 2,227.6	$ 776.2
Preferred units	537.4	535.8	0.0
Total company partners' capital	2,573.0	2,763.4	776.2
Interest of non-controlling partners in subsidiaries	185.6	183.5	4,808.3
Total partners' capital	2,758.6	2,946.9	5,584.5
Total liabilities and partners' capital	$ 5,570.0	5,762.8	$ 8,461.4
Crestwood Equity Partners LP | Scenario, Previously Reported
Assets
Intangible assets		1,039.1
Less: accumulated amortization		229.0
Intangible assets, net		810.1
Total assets		5,803.7
Current liabilities:
Long-term debt, less current portion		2,542.7
Partners' capital
Total liabilities and partners' capital		$ 5,803.7